Note 7 - Warrants (Details) (USD $)	0 Months Ended			3 Months Ended
	Apr. 08, 2013	Apr. 08, 2011	Apr. 12, 2011	Jun. 30, 2013
Note 7 - Warrants (Details) [Line Items]
Class of Warrant or Right, Outstanding (in Shares)				13,066,667
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				11.50
Common Share Price Threshold				$ 17.50
Exercise Price Floor				$ 10.00
Warrants Issued During Period, Number (in Shares)	1,066,666	4,000,000	4,000,000	4,000,000
Warrants Issued During Period, Price Per Warrant			$ 0.75
Debt Instrument, Face Amount (in Dollars)	$ 800,000
Debt Instrument, Convertible, Conversion Price	$ 0.75
Subsequently Assigned to Certain Parties [Member]
Note 7 - Warrants (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)	$ 400,000
Warrants Called for Redemption [Member]
Note 7 - Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				0.01